UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) of
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
November 24, 2006 to May 23, 2007

Commission File Number of issuing entity:  333-100944-02

Protective Life Secured Trust 2003-1
(Exact name of issuing entity as specificed in its charter)

Commission File Number of depositor:  001-31901

Protective Life Insurance Company
(Exact name of depositor as specificed in its charter)

Protective Life Insurance Company
(Exact name of sponsor as specificed in its charter)

Delaware (State or Other Jurisdiction of Incorporation of the issuing entity)	51-6550702 (I.R.S. Employer Identification No.)
Protective Life Secured Trust 2003-1 c/o Protective Life Insurance Company 2801 Highway 280 South Birmingham, Alabama 35223 (Address of principal executive offices of the issuing entity)(Zip Code)

Telephone number, including area code:    (205) 268-1000

Former name or former address, if changed since last report:   N/A

Registered/reporting pursuant to (check one)

Name of Exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Secured Notes	☑	☐	☐	New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1.   Distribution and Pool Performance Information.

On May 24, 2007, an interest payment was made to the holders of the notes specified on the cover of this report on Form 10-D (the "Notes"). Details of such payment are included in the Administrative Report of the Protective Life Secured Trust specified on the cover of this report on Form 10-D (the "Trust") filed as Exhibit 99.1 hereto. No trustee fees or other trust expenses have been paid by the Trust.

PART II - OTHER INFORMATION

Item 2.   Legal Proceedings.

Legal Proceedings Involving Indenture Trustee

On or about May 17, 2007, The Bank of New York was made aware by means of various press reports that a lawsuit was filed against The Bank of New York by a Russian Agency described as the Federal Customs Service. While The Bank of New York has not seen the complaint, based on its knowledge of the facts, The Bank of New York believes any such suit would be totally without merit, if not frivolous, and The Bank of New York would expect to defend itself.

Item 3.   Sales of Securities and Use of Proceeds.

On November 24, 2003, a beneficial interest in the Trust (the "Trust Beneficial Interest") was sold to AMACAR Pacific Corp. for $15 in an offering exempt from registration pursuant to §4(2) of the Securities Act of 1933, as amended (the "Securities Act").

The Registration Statement on Form S-3, Commission File No. 333-100944 (the "Registration Statement") relating to the Notes was declared effective by the Securities and Exchange Commission on November 12, 2003.

The information specified under "Use of Proceeds" required to be included in this Item 3 by Item 701(f) of Regulation S-K is included in the Administrative Report attached to this Form 10-D as Exhibit 99.1 and is incoporated into this Item 3 by reference.

The Trust used the net proceeds from the issuance of the Notes and the Trust Beneficial Interest to purchase a funding agreement from Protective Life Insurance Company ("PLIC"), as described in the Registration Statement.

Item 4.   Defaults Upon Senior Securities.

None.

Item 5.   Submission of Matters to a Vote of Security Holders.

None.

Item 6.   Significant Obligors of Pool Assets.

The Trust's assets consist of a funding agreement issued by PLIC. For information relating to PLIC, please see PLIC's (Commission file number 001-31901) periodic reports, including annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, and other information on file with the Securities and Exchange Commission (the "SEC"). You can read and copy these reports and other information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. You may obtain copies of this material for a fee by writing to the SEC's Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You can also access some of this information electronically by means of the SEC's website on the Internet at http://www.sec.gov, which contains reports and other information that PLIC has filed electronically with the SEC.

This Form 10-D incorporates by reference PLIC's Annual Report on Form 10-K for the year ended December 31, 2006 and Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2007.

Item 7.   Significant Enhancement Provider Information.

None

Item 8.   Other.

None

Item 9.   Exhibits.

Exhibit 1.1	Standard Selling Agent Agreement Terms, dated November 7, 2003 (incorporated by reference to Exhibit 1.1 to PLIC's Registration Statement on Form S-3 (Registration No. 333-100944)).
Exhibit 1.2	Selling Agent Agreement relating to the Notes (incorporated by reference to Section F to Exhibit 4.7 to Protective Life Secured Trust 2003-1's Form 10-D filed on November 27, 2006).
Exhibit 3.1	Certificate of Trust of the Trust (incorporated by reference to Exhbiit 3.1 to Protective Life Secured Trust 2003-1's From 10-D filed on November 27, 2006.)
Exhibit 3.2	Statutory Trust Agreement Terms, dated November 7, 2003 (incorporated by reference to Exhibit 4.7 to PLIC's Registration Statement on Form S-3 (Registration No. 333-100944)).
Exhibit 3.3	Statutory Trust Agreement relating to the Trust (incorporated by reference to Section A-1 to Exhibit 4.7 to Protective Life Secured Trust 2003-1's Form 10-D filed on November 27, 2006).
Exhibit 4.1	Standard Indenture Terms, dated November 7, 2003 (incorporated by reference to Exhibit 4.1 to PLIC's Registration Statement on Form S-3 (Registration No. 333-100944)).
Exhibit 4.2	Indenture relating to the Notes (incorporated by reference to Section E to Exhibit 4.7 to Protective Life Secured Trust 2003-1's Form 10-D filed on November 27, 2006).
Exhibit 4.3	Note issued by the Trust (incorporated by reference to Exhibit 4.3 to Protective Life Secured Trust 2003-1's Form 10-D filed on November 27, 2006).
Exhibit 4.4	Funding Agreement issued by PLIC to the Trust (incorporated by reference to Exhibit 4.4 to Protective Life Secured Trust 2003-1's Form 10-D filed on November 27, 2006).
Exhibit 4.5	Standard Administrative Services Terms, dated November 7, 2003 (incorporated by reference to Exhibit 4.12 to PLIC's Registration Statement on Form S-3 (Registration No. 333-100944)).
Exhibit 4.6	Administrative Services Agreement relating to the Trust (incorporated by reference to Section B to Exhibit 4.7 to Protective Life Secured Trust 2003-1's Form 10-D filed on November 27, 2006).
Exhibit 4.7	Omnibus Instrument relating to the Notes (incorporated by reference to Exhibit 4.7 to Protective Life Secured Trust 2003-1's Form 10-D filed on November 27, 2006).
Exhibit 99	Administrative Report of the Trust.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PROTECTIVE LIFE SECURED TRUST 2003-1 (BY PROTECTIVE LIFE INSURANCE COMPANY AS DEPOSITOR)
Date: May 30, 2007	By:	/s/ JUDY WILSON Name: Judy Wilson Title: Senior Vice President

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION
Exhibit 1.1	Standard Selling Agent Agreement Terms, dated November 7, 2003 (incorporated by reference to Exhibit 1.1 to PLIC's Registration Statement on Form S-3 (Registration No. 333-100944)).
Exhibit 1.2	Selling Agent Agreement relating to the Notes (incorporated by reference to Section F to Exhibit 4.7 to Protective Life Secured Trust 2003-1's Form 10-D filed on November 27, 2006).
Exhibit 3.1	Certificate of Trust of the Trust (incorporated by reference to Exhbiit 3.1 to Protective Life Secured Trust 2003-1's From 10-D filed on November 27, 2006.)
Exhibit 3.2	Statutory Trust Agreement Terms, dated November 7, 2003 (incorporated by reference to Exhibit 4.7 to PLIC's Registration Statement on Form S-3 (Registration No. 333-100944)).
Exhibit 3.3	Statutory Trust Agreement relating to the Trust (incorporated by reference to Section A-1 to Exhibit 4.7 to Protective Life Secured Trust 2003-1's Form 10-D filed on November 27, 2006).
Exhibit 4.1	Standard Indenture Terms, dated November 7, 2003 (incorporated by reference to Exhibit 4.1 to PLIC's Registration Statement on Form S-3 (Registration No. 333-100944)).
Exhibit 4.2	Indenture relating to the Notes (incorporated by reference to Section E to Exhibit 4.7 to Protective Life Secured Trust 2003-1's Form 10-D filed on November 27, 2006).
Exhibit 4.3	Note issued by the Trust (incorporated by reference to Exhibit 4.3 to Protective Life Secured Trust 2003-1's Form 10-D filed on November 27, 2006).
Exhibit 4.4	Funding Agreement issued by PLIC to the Trust (incorporated by reference to Exhibit 4.4 to Protective Life Secured Trust 2003-1's Form 10-D filed on November 27, 2006).
Exhibit 4.5	Standard Administrative Services Terms, dated November 7, 2003 (incorporated by reference to Exhibit 4.12 to PLIC's Registration Statement on Form S-3 (Registration No. 333-100944)).
Exhibit 4.6	Administrative Services Agreement relating to the Trust (incorporated by reference to Section B to Exhibit 4.7 to Protective Life Secured Trust 2003-1's Form 10-D filed on November 27, 2006).
Exhibit 4.7	Omnibus Instrument relating to the Notes (incorporated by reference to Exhibit 4.7 to Protective Life Secured Trust 2003-1's Form 10-D filed on November 27, 2006).
Exhibit 99	Administrative Report of the Trust.